SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 50.1%
Asset Backed Securities - 23.1%
$ 1,470,621 Affirm Asset Securitization Trust,
1.07%, 08/15/25 (a) $ 1,467,542
1,696,597 American Homes 4 Rent Trust, 3.68%,
12/17/36 (a) 1,775,938
2,020,000 AMSR Trust, 1.63%, 07/17/37 (a) 2,000,947
1,556,853 Amur Equipment Finance Receivables
IX, LLC, 0.75%, 11/20/26 (a) 1,549,761
620,000 ARM Master Trust LLC, 1.42%,
01/15/24 (a) 619,940
1,225,000 Atalaya Equipment Leasing Trust 21-1,
1.23%, 05/15/26 (a) 1,222,281
149,569 Brazos Higher Education Authority,
Inc. (USD 3 Month LIBOR + 0.85%),
0.97%, 07/25/29 (b) 149,780
1,100,000 Carvana Auto Receivables Trust, 0.49%,
03/10/26 1,092,181
1,463,780 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (a)(c) 1,501,398
1,179,083 CCG Receivables Trust REMIC, 0.54%,
12/14/27 (a) 1,177,482
2,112,556 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (a) 2,095,569
12,978 Cloud Pass-Through Trust, 3.55%,
12/05/22 (a)(c) 13,020
1,553,827 Colony American Finance, Ltd., 1.83%,
03/15/50 (a) 1,551,165
600,684 Colony American Finance, Ltd., 1.17%,
12/15/52 (a) 583,673
671,267 Commonbond Student Loan Trust,
2.55%, 05/25/41 (a) 680,035
532,091 Commonbond Student Loan Trust,
3.87%, 02/25/46 (a) 545,246
780,000 Dell Equipment Finance Trust, 0.57%,
10/23/23 (a) 779,280
453,123 DLL Securitization Trust, 2.08%,
02/21/23 (a) 454,294
1,190,000 DLLMT, LLC, 1.00%, 07/21/25 (a) 1,183,191
947,518 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (a) 937,872
1,787,014 FirstKey Homes Trust, 1.34%,
08/17/37 (a) 1,752,857
1,266,812 Freed ABS Trust, 5.50%, 06/18/27 (a) 1,282,704
800,000 Freed ABS Trust, 1.41%, 03/20/28 (a) 798,309
196,791 Goal Capital Funding Trust (USD 3
Month LIBOR + 0.70%), 0.88%,
08/25/48 (a)(b) 196,966
1,590,198 Iowa Student Loan Liquidity Corp.
(USD 1 Month LIBOR + 0.67%),
0.77%, 08/25/70 (b) 1,588,707
Principal
Amount
Security
Description Value
$ 568,992 MMAF Equipment Finance, LLC,
2.84%, 11/13/23 (a) $ 573,160
1,525,206 Navient Student Loan Trust, 0.97%,
12/16/69 (a) 1,499,178
1,292,000 Navient Student Loan Trust (USD 1
Month LIBOR + 1.60%), 1.71%,
10/15/31 (a)(b) 1,312,686
1,600,000 NMEF Funding, LLC, 0.81%,
12/15/27 (a) 1,596,480
1,510,000 North Texas Higher Education
Authority, Inc. (USD 1 Month LIBOR
+ 0.57%), 0.67%, 09/25/61 (b) 1,512,940
1,220,055 Oak Street Investment Grade Net Lease
Fund, 1.48%, 01/20/51 (a) 1,193,340
1,193,182 Pawnee Equipment Receivables, 2.29%,
10/15/24 (a) 1,200,375
950,000 Pawneee Equipment Receivables,
1.10%, 07/15/27 (a) 944,125
335,050 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
0.92%, 12/24/33 (a)(b) 332,455
83,744 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.53%),
0.75%, 12/24/33 (a)(b) 82,908
298,425 Progress Residential Trust, 2.27%,
09/17/36 (a) 300,442
875,000 Progress Residential Trust, 2.69%,
10/17/36 (a) 886,114
1,755,000 Progress Residential Trust, 1.05%,
04/17/38 (a) 1,687,376
1,133,196 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 1.12%,
10/25/22 (b) 1,136,844
1,001,542 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 1.77%,
07/25/22 (b) 1,012,962
574,761 SLM Student Loan Trust (USD 3
Month LIBOR + 1.70%), 1.82%,
07/25/23 (b) 577,136
717,093 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 1.62%,
04/25/23 (b) 721,961
1,006,203 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) 1,019,196
105,797 SoFi Consumer Loan Program Trust,
2.02%, 01/25/29 (a) 106,211
911,113 Sofi Professional Loan Program Trust,
1.03%, 08/17/43 (a) 898,399
803,765 Sofi Professional Loan Program Trust,
3.59%, 01/25/48 (a) 823,541

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 1,099,835 SoFi Professional Loan Program Trust,
1.14%, 02/15/47 (a) $ 1,080,541
822,312 Sofi Professional Loan Program, LLC,
3.09%, 08/17/48 (a) 839,162
730,739 Sofi Professional Loan Program, LLC
(USD 1 Month LIBOR + 1.20%),
1.30%, 06/25/33 (a)(b) 732,757
1,841,308 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 1,907,745
224,215 Tricon American Homes Trust, 2.75%,
03/17/38 (a) 229,407
2,390,000 UNIFY Auto Receivables Trust, 0.98%,
07/15/26 (a) 2,371,292
1,420,000 Vantage Data Centers, LLC, 1.65%,
09/15/45 (a) 1,387,900
54,966,771
Non-Agency Commercial Mortgage Backed Securities - 15.7%
1,630,000 BANK 2019-BNK16, 3.93%, 02/15/52 1,687,753
1,840,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 1,890,468
1,615,000 BPR Trust (USD 1 Month LIBOR +
1.25%), 1.36%, 02/15/29 (a)(b) 1,615,000
1,095,645 BX Commercial Mortgage Trust (USD
1 Month LIBOR + 1.00%), 1.11%,
11/15/32 (a)(b) 1,095,313
1,475,000 BX Trust (USD 1 Month LIBOR +
0.95%), 1.06%, 09/15/36 (a)(b) 1,465,854
950,000 BX Trust (USD 1 Month LIBOR +
0.90%), 1.01%, 10/15/36 (a)(b) 948,214
860,000 BX Trust (USD 1 Month LIBOR +
0.85%), 0.96%, 11/15/26 (a)(b) 858,785
510,000 BX Trust (USD 1 Month LIBOR +
0.70%), 0.81%, 01/15/34 (a)(b) 506,467
2,000,000 BXHPP Trust (USD 1 Month LIBOR +
0.65%), 0.76%, 08/15/36 (a)(b) 1,989,489
900,000 Cantor Commercial Real Estate
Lending, 3.62%, 04/15/24 936,197
1,166,000 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 1,221,560
888,648 Citigroup Commercial Mortgage Trust,
3.85%, 11/10/46 924,377
1,528,825 Citigroup Commercial Mortgage
Trust Interest Only REMIC, 1.72%,
09/10/45 (a)(c) 7,352
928,990 COMM Mortgage Trust Interest Only
REMIC, 1.00%, 03/10/46 (c) 4,473
312,520 COMM Mortgage Trust REMIC,
3.39%, 08/10/47 320,135
1,265,000 Cosmopolitan Hotel Mortgage Trust
REMIC (USD 1 Month LIBOR +
0.93%), 1.04%, 11/15/36 (a)(b) 1,264,223
Principal
Amount
Security
Description Value
$ 1,600,000 GCT Commercial Mortgage Trust (USD
1 Month LIBOR + 0.80%), 0.91%,
02/15/38 (a)(b) $ 1,598,079
1,800,000 Goldman Sachs Mortgage Securities
Corp. Trust (USD 1 Month LIBOR +
0.95%), 1.06%, 10/15/36 (a)(b) 1,798,858
762,528 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.00%,
08/10/44 (a)(c) 8
585,846 Harvest Commercial Capital Loan Trust,
3.29%, 09/25/46 (a)(c) 587,537
575,703 JPMBB Commercial Mortgage
Securities Trust, 3.32%, 03/15/49 597,605
370,502 JPMDB Commercial Mortgage
Securities Trust, 2.04%, 11/13/52 373,836
1,106,305 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (a) 1,125,817
1,557,690 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (a) 1,540,008
1,327,970 KKR Industrial Portfolio Trust (USD
1 Month LIBOR + 0.55%), 0.66%,
12/15/37 (a)(b) 1,319,709
1,785,000 KNDR 2021-KIND A (USD 1
Month LIBOR + 0.95%), 1.06%,
08/15/38 (a)(b) 1,778,285
610,000 MED Trust (USD 1 Month LIBOR +
0.95%), 1.06%, 11/15/38 (a)(b) 609,266
1,000,000 MHC Commercial Mortgage Trust
(USD 1 Month LIBOR + 0.80%),
0.91%, 04/15/38 (a)(b) 997,807
1,159,565 Morgan Stanley Bank of America
Merrill Lynch Trust, 3.25%, 12/15/47 1,193,944
1,132,201 Morgan Stanley Bank of America
Merrill Lynch Trust Interest Only
REMIC, 0.91%, 12/15/48 (c) 7,829
686,324 Morgan Stanley Bank of America
Merrill Lynch Trust REMIC, 3.48%,
06/15/47 704,101
1,730,000 SREIT Trust (USD 1 Month LIBOR +
0.58%), 0.69%, 07/15/36 (a)(b) 1,709,333
901,368 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (a)(c) 890,565
903,663 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41 (a)(c) 889,033
1,450,000 VASA Trust (USD 1 Month LIBOR +
0.90%), 1.01%, 07/15/39 (a)(b) 1,443,961
1,332,428 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51 (a)(c) 1,304,345
102,666 Wells Fargo Commercial Mortgage
Trust REMIC, 2.53%, 10/15/45 102,861
37,308,447

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-Agency Residential Mortgage Backed Securities - 11.3%
$ 196,873 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 0.97%, 12/25/33 (a)(b) $ 192,775
596,656 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.33%), 2.43%, 05/28/44 (b) 596,892
598,189 BRAVO Residential Funding Trust,
0.80%, 11/25/69 (a)(b) 597,817
1,205,987 BRAVO Residential Funding Trust,
0.80%, 01/25/70 (a)(b) 1,205,193
560,120 BRAVO Residential Funding Trust,
2.50%, 05/26/59 (a)(c) 565,595
462,913 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(c) 439,703
1,603,757 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (a)(c) 1,610,369
762,107 Cascade Funding Mortgage Trust, LLC,
0.95%, 12/26/30 (a)(c) 762,522
1,671,967 Cascade Funding Mortgage Trust, LLC,
0.80%, 02/25/31 (a)(c) 1,668,951
744,831 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 767,679
562,437 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 579,141
56,955 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 58,048
1,183 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
12/31/22 1,095
327,221 Credit Suisse Mortgage Trust, 2.50%,
07/25/28 (a)(c) 327,782
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 1.23%,
02/25/33 (b) 159,031
49,772 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 4.76%,
12/25/37 (a)(d) 49,983
225,839 CSMLT Trust, 3.00%, 10/25/30 (a)(c) 227,223
1,199,203 Finance of America HECM Buyout,
0.88%, 02/25/31 (a)(c) 1,198,122
564,424 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 557,147
447,378 Freddie Mac Whole Loan Securities,
3.65%, 09/25/45 (c) 450,451
181,915 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(c) 182,375
482,296 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 2.63%,
01/25/59 (a)(c) 486,114
Principal
Amount
Security
Description Value
$ 1,050,000 Mello Warehouse Securitization Trust
(USD 1 Month LIBOR + 0.80%),
0.90%, 11/25/53 (a)(b) $ 1,046,049
1,420,000 Mello Warehouse Securitization Trust
(USD 1 Month LIBOR + 0.70%),
0.79%, 02/25/55 (a)(b) 1,411,467
593,374 MFRA Trust, 1.79%, 08/25/49 (a)(c) 593,057
788,118 MFRA Trust, 0.85%, 01/25/56 (a)(c) 783,380
790,143 Mill City Mortgage Loan Trust, 2.75%,
07/25/59 (a)(c) 796,995
394,840 New Residential Mortgage Loan Trust,
4.50%, 05/25/58 (a)(c) 420,343
34,948 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 36,507
60,497 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 62,837
98,632 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 102,902
844,887 Oceanview Mortgage Loan Trust,
1.73%, 05/28/50 (a)(c) 844,806
11,679 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 14.57%, 03/25/22 (b) 10,219
220 Residential Asset Securities Corp. Trust
REMIC, 3.87%, 05/25/33 (c) 245
5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 03/31/22 4,995
1,550,000 RMF Buyout Issuance Trust, 1.26%,
11/25/31 (a)(c) 1,546,396
35,546 Sequoia Mortgage Trust REMIC,
3.50%, 11/25/46 (a)(c) 35,511
184,444 Station Place Securitization Trust (USD
1 Month LIBOR + 0.65%), 0.75%,
01/26/54 (a)(b) 184,423
700,000 Towd Point Mortgage Trust, 3.75%,
10/25/56 (a)(c) 726,666
1,419,665 Towd Point Mortgage Trust, 2.75%,
06/25/57 (a)(c) 1,442,734
1,180,944 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 1,207,309
203,726 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 206,745
436,976 Towd Point Mortgage Trust, 3.00%,
11/25/58 (a)(c) 442,002
1,355,946 Towd Point Mortgage Trust, 2.25%,
11/25/61 (a)(c) 1,372,547
664,365 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 670,092

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 108,166 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) $ 109,009
26,741,244
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $119,582,518) 119,016,462
Corporate Bonds - 28.6%
Communication Services - 1.3%
2,364,000 AT&T, Inc., 1.70%, 03/25/26 2,351,790
738,000 Verizon Communications, Inc., 1.68%,
10/30/30 701,197
3,052,987
Consumer Discretionary - 5.1%
1,320,000 AMC Networks, Inc., 4.25%, 02/15/29 1,311,750
283,000 Dollar General Corp., 3.25%, 04/15/23 289,838
1,660,000 Dollar General Corp., 3.88%, 04/15/27 1,820,420
680,000 Hanesbrands, Inc., 4.63%, 05/15/24 (a) 712,055
2,275,000 Lennar Corp., 4.50%, 04/30/24 2,416,460
1,261,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 1,285,753
1,706,000 McDonald's Corp., MTN, 3.70%,
01/30/26 1,835,449
272,000 Newell Brands, Inc., 4.35%, 04/01/23 280,160
565,000 Starbucks Corp., 3.10%, 03/01/23 578,454
1,439,000 Whirlpool Corp., MTN, 3.70%,
03/01/23 1,483,829
12,014,168
Consumer Staples - 1.4%
361,000 Church & Dwight Co., Inc., 2.88%,
10/01/22 366,871
440,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 509,252
2,205,000 Reckitt Benckiser Treasury Services
PLC, 2.75%, 06/26/24 (a) 2,278,378
3,154,501
Financials - 8.7%
670,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.50%,
01/15/25 699,396
1,965,000 Bank of America Corp., 2.88%,
04/24/23 (c) 1,977,742
775,000 Bank of America Corp., MTN, 3.46%,
03/15/25 (c) 810,504
2,261,000 Citigroup, Inc., 2.88%, 07/24/23 (c) 2,288,146
2,005,000 Intercontinental Exchange, Inc., 3.75%,
12/01/25 2,167,773
2,195,000 JPMorgan Chase & Co., 1.05%,
11/19/26 (c) 2,138,386
1,035,000 JPMorgan Chase & Co., 3.25%,
09/23/22 1,055,762
225,000 Morgan Stanley, 2.19%, 04/28/26 (c) 229,414
1,210,000 Morgan Stanley, GMTN, 3.75%,
02/25/23 1,251,487
Principal
Amount
Security
Description Value
$ 1,490,000 Principal Life Global Funding II,
1.25%, 06/23/25 (a) $ 1,472,259
1,284,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (c)(e) 1,399,560
2,810,000 The Goldman Sachs Group, Inc.,
0.67%, 03/08/24 (c) 2,797,305
2,215,000 Wells Fargo & Co., 3.75%, 01/24/24 2,325,657
20,613,391
Industrials - 5.3%
2,085,000 BMW US Capital, LLC, 2.80%,
04/11/26 (a) 2,181,496
2,265,000 Harman International Industries, Inc.,
4.15%, 05/15/25 2,438,249
2,305,000 Huntington Ingalls Industries, Inc.,
3.84%, 05/01/25 2,437,701
1,300,000 Roper Technologies, Inc., 1.00%,
09/15/25 1,270,122
1,850,000 TTX Co., 3.60%, 01/15/25 (a) 1,969,600
2,453,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) 2,580,798
12,877,966
Information Technology - 5.2%
1,128,000 eBay, Inc., 2.75%, 01/30/23 1,152,911
250,000 eBay, Inc., 3.45%, 08/01/24 262,575
2,325,000 NXP BV/NXP Funding, LLC/NXP
USA, Inc., 2.70%, 05/01/25 (a) 2,401,906
1,195,000 Oracle Corp., 3.40%, 07/08/24 1,249,310
2,549,000 Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22 2,577,676
2,410,000 TSMC Global, Ltd., 0.75%,
09/28/25 (a) 2,328,274
2,310,000 Xilinx, Inc., 2.95%, 06/01/24 2,390,393
12,363,045
Materials - 1.4%
2,167,000 Albemarle Corp., 4.15%, 12/01/24 2,320,745
910,000 The Mosaic Co., 4.25%, 11/15/23 957,147
3,277,892
Utilities - 0.2%
430,000 PacifiCorp, 2.95%, 06/01/23 440,174
Total Corporate Bonds (Cost $67,584,266) 67,794,124
Government & Agency Obligations - 19.7%
GOVERNMENT SECURITIES - 16.4%
Municipals - 1.4%
550,000 County of El Paso CO, Colorado RB,
1.20%, 06/01/25 545,485
250,000 Douglas County School District No. 17/
NE, Nebraska GO, 1.23%, 06/15/25 250,711
240,000 Grand Island Public Schools, Nebraska
GO, 0.95%, 12/15/25 233,779

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 370,000 Little Co. of Mary Hospital of Indiana,
Inc., Indiana, 1.58%, 11/01/24 $ 368,092
1,425,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.62%, 12/15/26 1,415,363
235,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.80%, 12/15/27 233,842
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 0.76%, 12/01/24 167,270
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 1.10%, 12/01/26 164,679
3,379,221
Treasury Inflation Index Securities - 0.6%
1,431,293 U.S. Treasury Inflation Indexed Bonds,
0.13%, 04/15/22 (f) 1,453,946
U.S. Treasury Securities - 14.4%
11,630,000 U.S. Treasury Note, 1.63%, 11/15/22 11,754,478
12,830,000 U.S. Treasury Note, 2.75%, 11/15/23 13,314,633
8,680,000 U.S. Treasury Note, 2.13%, 05/15/25 8,984,817
34,053,928
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 3.3%
Federal Home Loan Mortgage Corp. - 1.7%
378,995 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 386,413
516,792 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (d) 530,542
1,485,000 Federal Home Loan Mortgage Corp.,
2.11%, 12/15/25 1,517,608
413,614 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 60,170
165,231 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 11,738
130,266 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 13,224
27,568 Federal Home Loan Mortgage Corp.
REMIC, 2.25%, 03/15/30 27,674
94,589 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 09/15/37 95,277
368,547 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 378,088
979,547 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (c) 1,009,123
4,029,857
Federal National Mortgage Association - 0.4%
151,712 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 158,718
3,604 Federal National Mortgage Association
Interest Only, 0.67%, 02/25/22 (c) 0
Principal
Amount
Security
Description Value
$ 323,638 Federal National Mortgage Association
Interest Only, 0.14%, 01/25/22 (c) $ 3
627,469 Federal National Mortgage Association
Interest Only, 0.73%, 07/25/22 (c) 687
332,373 Federal National Mortgage Association
Interest Only, 2.65%, 01/25/39 (c) 10,389
334,407 Federal National Mortgage Association
REMIC, 4.00%, 08/25/42 339,485
6,181 Federal National Mortgage Association
REMIC, 4.00%, 02/25/26 6,226
124,821 Federal National Mortgage Association
REMIC, 3.50%, 05/25/41 128,908
149,506 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 152,505
796,921
Government National Mortgage Association - 1.2%
1,356,715 Government National Mortgage
Association #511039, 6.30%,
12/15/40 1,358,343
117,393 Government National Mortgage
Association #559205, 7.25%,
09/15/31 117,533
157,043 Government National Mortgage
Association #559220, 7.00%,
01/15/33 157,232
108,287 Government National Mortgage
Association #610022, 5.60%,
08/15/34 108,417
335,324 Government National Mortgage
Association #632798, 5.13%,
11/15/34 335,727
552,166 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 606,550
239,092 Government National Mortgage
Association REMIC, 3.25%,
11/16/52 (c) 243,307
2,927,109
Total Government & Agency Obligations (Cost
$46,421,056) 46,640,982
Shares
Security
Description Value
Preferred Stocks - 0.2%
Financials - 0.2%
550 U.S. Bancorp, Series A (callable at 1,000
beginning 01/31/22), 8.94% (c)(e) 528,000
Total Preferred Stocks (Cost $564,328) 528,000

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Short-Term Investments - 1.0%
Investment Company - 1.0%
2,396,523 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (g) $ 2,396,523
Total Short-Term Investments (Cost $2,396,523) 2,396,523
Investments, at value - 99.6% (Cost $236,548,691) 236,376,091
Other assets in excess of liabilities - 0.4% 940,102
NET ASSETS - 100.0% $ 237,316,193
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
December 31, 2021, the aggregate value of these liquid securities were
$117,198,508 or 49.4% of net assets.
(b) Floating rate security. Rate presented is as of December 31, 2021.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2021.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December
31, 2021.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.
ABS Asset Backed Security
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
INCOME FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 32.0%
Asset Backed Securities - 11.5%
$ 960,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46 (a) $ 945,336
565,532 American Homes 4 Rent Trust, 3.68%,
12/17/36 (a) 591,979
400,000 AMSR Trust, 1.63%, 07/17/37 (a) 396,227
1,250,000 ARM Master Trust, 2.43%, 11/15/27 (a) 1,244,913
574,343 Capital Automotive, 1.44%,
08/15/51 (a) 558,269
872,877 CF Hippolyta, LLC, 1.53%,
03/15/61 (a) 856,503
1,048,887 Colony American Finance, Ltd., 1.17%,
12/15/52 (a) 1,019,183
534,831 Commonbond Student Loan Trust,
1.17%, 09/25/51 (a) 523,902
1,188,828 CoreVest American Finance, Ltd.,
1.36%, 08/15/53 (a) 1,156,756
672,866 EDvestinU Private Education Loan Issue
No. 3, LLC, 1.80%, 11/25/45 (a) 661,872
424,133 Freed ABS Trust, 5.50%, 06/18/27 (a) 429,454
915,000 FRTKL 2021-SFR1, 1.57%,
09/17/38 (a) 895,718
970,000 Home Partners of America Trust,
2.20%, 01/17/41 (a) 966,874
674,274 Navient Student Loan Trust, 1.11%,
02/18/70 (a) 662,812
1,100,000 Navient Student Loan Trust (USD 1
Month LIBOR + 1.60%), 1.71%,
10/15/31 (a)(b) 1,117,612
476,092 Nelnet Student Loan Trust, 1.63%,
04/20/62 (a) 472,891
857,003 Nelnet Student Loan Trust, 1.36%,
04/20/62 (a) 841,898
305,856 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
0.92%, 12/24/33 (a)(b) 303,487
814,000 Progress Residential Trust, 1.52%,
07/17/38 (a) 797,265
435,000 Sabey Data Center Issuer, LLC, 1.88%,
06/20/46 (a) 429,369
917,730 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 1.12%,
10/25/22 (b) 920,683
1,354,765 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 1.77%,
07/25/22 (b) 1,370,212
332,868 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 1.62%,
04/25/23 (b) 335,128
Principal
Amount
Security
Description Value
$ 590,598 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) $ 598,224
216,930 Social Professional Loan Program,
2.34%, 04/25/33 (a) 219,246
66,011 Social Professional Loan Program,
2.49%, 01/25/36 (a) 66,290
660,733 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 684,573
595,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (a) 584,988
1,409,332 Tricon American Homes Trust, 1.48%,
11/17/39 (a) 1,359,883
1,632,000 Vantage Data Centers, LLC, 1.65%,
09/15/45 (a) 1,595,107
22,606,654
Non-Agency Commercial Mortgage Backed Securities - 9.3%
1,200,000 American Tower Trust I, 3.07%,
03/15/23 (a) 1,200,984
1,150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.53%, 03/10/37 (a)(c) 1,194,300
905,000 BANK 2019-BNK16, 3.90%, 02/15/52 980,451
1,255,000 BX Trust (USD 1 Month LIBOR +
0.95%), 1.06%, 09/15/36 (a)(b) 1,247,218
200,000 BX Trust (USD 1 Month LIBOR +
0.90%), 1.01%, 10/15/36 (a)(b) 199,624
960,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 1,050,425
2,320,735 Citigroup Commercial Mortgage
Trust Interest Only REMIC, 1.72%,
09/10/45 (a)(c) 11,161
928,990 COMM Mortgage Trust Interest Only
REMIC, 1.00%, 03/10/46 (c) 4,473
1,620,000 Cosmopolitan Hotel Mortgage Trust
REMIC (USD 1 Month LIBOR +
0.93%), 1.04%, 11/15/36 (a)(b) 1,619,005
975,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 1,000,043
790,000 Goldman Sachs Mortgage Securities
Trust (USD 1 Month LIBOR +
0.89%), 0.99%, 11/15/36 (a)(b) 787,587
1,154,983 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.00%,
08/10/44 (a)(c) 11
1,575,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (a) 1,678,623
600,000 MED Trust (USD 1 Month LIBOR +
0.95%), 1.06%, 11/15/38 (a)(b) 599,278
1,325,000 MHC Commercial Mortgage Trust
(USD 1 Month LIBOR + 0.85%),
0.96%, 05/15/23 (a)(b) 1,317,950

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
INCOME FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 975,000 Morgan Stanley Capital I Trust, 3.30%,
06/15/50 $ 1,017,768
951,444 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (a)(c) 940,041
697,111 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41 (a)(c) 685,825
830,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 906,119
1,575,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 1,663,874
735,690 Wells Fargo Commercial Mortgage
Trust Interest Only REMIC, 1.72%,
10/15/45 (a)(c) 5,017
78,297 Wells Fargo Commercial Mortgage
Trust REMIC, 2.53%, 10/15/45 78,446
2,407,612 Wells Fargo-RBS Commercial Mortgage
Trust Interest Only REMIC, 1.85%,
11/15/45 (a)(c) 17,136
222,416 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 2.63%, 03/15/45 224,352
18,429,711
Non-Agency Residential Mortgage Backed Securities - 11.2%
233,024 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 0.97%, 12/25/33 (a)(b) 228,174
325,044 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.33%), 2.43%, 05/28/44 (b) 325,172
802,063 BRAVO Residential Funding Trust,
0.80%, 11/25/69 (a)(b) 801,564
1,287,340 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(c) 1,222,794
943,064 Cascade Funding Mortgage Trust, LLC,
0.95%, 12/26/30 (a)(c) 943,577
515,901 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 531,726
606,908 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 624,933
393,130 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 400,673
119,702 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 125,174
20,221 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 20,707
1,183 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
12/31/22 1,095
1,082,504 Credit Suisse Mortgage Capital
Certificates, 2.50%, 11/25/56 (a)(c) 1,091,680
Principal
Amount
Security
Description Value
$ 966,150 Credit Suisse Mortgage Trust, 3.25%,
04/25/47 (a)(c) $ 995,560
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 1.23%,
02/25/33 (b) 159,031
44,532 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 4.76%,
12/25/37 (a)(d) 44,722
217,153 CSMLT Trust, 3.00%, 10/25/30 (a)(c) 218,483
853,841 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 842,833
774,437 Flagstar Mortgage Trust, 2.50%,
04/25/51 (a)(c) 782,738
875,028 Flagstar Mortgage Trust, 2.50%,
07/25/51 (a)(c) 884,082
466,724 Freddie Mac Whole Loan Securities,
3.65%, 09/25/45 (c) 469,930
69,301 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(c) 69,476
253,725 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 2.63%,
01/25/59 (a)(c) 255,734
1,240,025 Hundred Acre Wood Trust, 2.50%,
07/25/51 (a)(c) 1,252,857
1,005,012 Mello Mortgage Capital Acceptance,
2.50%, 08/25/51 (a)(c) 1,015,425
575,000 Mello Warehouse Securitization Trust
(USD 1 Month LIBOR + 0.80%),
0.90%, 11/25/53 (a)(b) 572,836
80,683 Mill City Mortgage Loan Trust, 2.75%,
11/25/58 (a)(c) 80,921
462,037 New Residential Mortgage Loan Trust,
4.00%, 12/25/57 (a)(c) 486,231
344,269 New Residential Mortgage Loan Trust,
3.50%, 10/25/59 (a)(c) 356,984
192,757 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 201,358
153,992 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 159,948
351,509 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 366,725
1,604,210 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 1,620,633
961,957 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 971,939
1,224,374 PSMC Trust, 2.50%, 08/25/51 (a)(c) 1,234,753
13,711 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 14.57%, 03/25/22 (b) 11,997

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
INCOME FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 1,008,595 Sequoia Mortgage Trust, 2.50%,
06/25/51 (a)(c) $ 1,018,897
415,631 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30 (a)(c) 419,298
851,949 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 870,969
178,523 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 180,062
150,929 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) 152,106
22,013,797
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $63,173,360) 63,050,162
Corporate Bonds - 33.6%
Communication Services - 2.3%
1,650,000 Alphabet, Inc., 2.25%, 08/15/60 1,470,339
1,180,000 AT&T, Inc., 5.15%, 03/15/42 1,477,436
1,224,000 Verizon Communications, Inc., 4.27%,
01/15/36 1,435,733
4,383,508
Consumer Discretionary - 6.7%
1,130,000 AMC Networks, Inc., 4.25%, 02/15/29 1,122,938
525,000 Comcast Corp., 4.15%, 10/15/28 595,996
620,000 Comcast Corp., Class A, 3.30%,
02/01/27 666,069
1,305,000 Dollar General Corp., 3.50%, 04/03/30 1,410,238
700,000 Hanesbrands, Inc., 4.63%, 05/15/24 (a) 732,998
1,310,000 Lennar Corp., 4.50%, 04/30/24 1,391,456
1,265,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 1,289,832
1,365,000 McDonald's Corp., 3.63%, 09/01/49 1,509,314
410,000 Newell Brands, Inc., 4.70%, 04/01/26 447,005
1,195,000 NIKE, Inc., 3.88%, 11/01/45 1,433,815
1,192,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 1,414,883
1,130,000 Whirlpool Corp., 4.70%, 06/01/22 1,147,126
13,161,670
Consumer Staples - 0.7%
600,000 Church & Dwight Co., Inc., 2.88%,
10/01/22 609,758
530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 613,417
150,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (a) 159,165
1,382,340
Financials - 9.4%
575,000 AerCap Ireland Capital DAC/ AerCap
Global Aviation Trust, 3.50%,
01/15/25 600,228
1,275,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (c) 1,363,424
1,450,000 CBRE Services, Inc., 2.50%, 04/01/31 1,458,350
Principal
Amount
Security
Description Value
$ 1,308,000 Citigroup, Inc., 3.89%, 01/10/28 (c) $ 1,418,093
1,489,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 1,473,030
1,380,000 JPMorgan Chase & Co., 2.74%,
10/15/30 (c) 1,417,927
920,000 KeyCorp, MTN, 2.25%, 04/06/27 935,061
785,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (a) 825,314
1,295,000 Morgan Stanley, GMTN, 3.77%,
01/24/29 (c) 1,409,187
735,000 Regions Financial Corp., 1.80%,
08/12/28 718,995
1,317,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (c)(e) 1,435,530
947,000 The Chubb Corp., 6.80%, 11/15/31 1,319,752
1,300,000 The Goldman Sachs Group, Inc.,
3.85%, 01/26/27 1,397,204
1,290,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 1,393,677
1,385,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31 (c) 1,413,893
18,579,665
Health Care - 0.1%
256,000 Becton Dickinson and Co., 3.73%,
12/15/24 272,111
Industrials - 6.6%
1,454,000 Agilent Technologies, Inc., 2.10%,
06/04/30 1,423,396
1,430,000 BMW Finance NV, 2.85%, 08/14/29 (a) 1,494,572
1,160,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 1,462,945
1,411,000 Harman International Industries, Inc.,
4.15%, 05/15/25 1,518,927
1,397,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 1,478,314
1,197,000 Raytheon Technologies Corp., 4.88%,
10/15/40 1,511,376
815,000 TTX Co., 4.60%, 02/01/49 (a) 1,050,185
1,368,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) 1,439,271
1,410,000 Waste Management, Inc., 1.50%,
03/15/31 1,327,592
12,706,578
Information Technology - 5.1%
255,000 Applied Materials, Inc., 1.75%,
06/01/30 249,541
1,278,000 eBay, Inc., 3.60%, 06/05/27 1,389,563
1,300,000 NVIDIA Corp., 3.50%, 04/01/50 1,481,964
1,175,000 Oracle Corp., 2.30%, 03/25/28 1,171,358
1,155,000 QUALCOMM, Inc., 4.30%, 05/20/47 1,446,275

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
INCOME FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 1,500,000 Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22 $ 1,516,875
1,488,000 TSMC Global, Ltd., 1.38%,
09/28/30 (a) 1,380,760
1,395,000 Xilinx, Inc., 2.38%, 06/01/30 1,412,762
10,049,098
Materials - 1.3%
1,111,000 Albemarle Corp., 5.45%, 12/01/44 1,445,285
959,000 The Mosaic Co., 5.45%, 11/15/33 1,189,241
2,634,526
Real Estate - 0.7%
1,255,000 National Retail Properties, Inc., 4.30%,
10/15/28 1,410,963
Utilities - 0.7%
1,039,000 PacifiCorp, 6.25%, 10/15/37 1,443,981
Total Corporate Bonds (Cost $62,592,983) 66,024,440
Government & Agency Obligations - 32.7%
GOVERNMENT SECURITIES - 11.5%
Municipals - 1.7%
350,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 1.75%,
09/01/32 345,816
163,887 Florida Housing Finance Corp., Florida
RB FHLMC, 3.00%, 01/01/36 166,473
300,000 Golden State Tobacco Securitization
Corp., California RB, 0.99%,
06/01/24 298,188
530,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.77%,
08/01/36 664,409
340,000 New York City Water & Sewer System,
New York RB, 5.72%, 06/15/42 500,744
290,000 New York State Urban Development
Corp., New York RB, 5.77%,
03/15/39 357,301
125,000 Papillion-La Vista School District No.
27, Nebraska GO, 1.71%, 12/01/30 122,323
225,000 State of Connecticut, Connecticut GO,
5.63%, 12/01/29 273,137
410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 591,688
3,320,079
Treasury Inflation Index Securities - 0.9%
1,572,941 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 1,860,879
U.S. Treasury Securities - 8.9%
6,850,000 U.S. Treasury Bond, 3.63%, 08/15/43 8,885,734
800,000 U.S. Treasury Note, 2.13%, 11/30/24 826,688
1,365,000 U.S. Treasury Note, 2.13%, 05/15/25 1,412,935
95,000 U.S. Treasury Note, 2.25%, 02/15/27 99,516
Principal
Amount
Security
Description Value
$ 6,105,000 U.S. Treasury Note/Bond, 2.00%,
02/15/50 $ 6,201,106
17,425,979
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 21.2%
Federal Home Loan Mortgage Corp. - 10.1%
740,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32 838,276
289,856 Federal Home Loan Mortgage Corp.,
3.00%, 07/15/36 290,248
536,534 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 574,655
13,297 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 14,014
574,680 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 603,224
185,380 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 200,059
183,162 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 198,000
1,188,978 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 1,256,405
425,609 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 470,558
437,994 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 480,056
878,264 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 966,244
1,018,126 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 148,111
192,314 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 204,278
150,153 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 10/15/41 151,283
118,037 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 121,093
84,716 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 04/15/41 85,909
52,461 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 11/15/42 52,936
119,655 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 07/15/42 120,647
689,775 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 01/15/55 704,570
145,121 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 03/15/43 147,659
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 1,017,271
357,884 FRESB Mortgage Trust, 3.70%,
10/25/28 (c) 376,038
877,902 Seasoned Credit Risk Transfer Trust,
3.00%, 08/25/56 (d) 905,319

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
INCOME FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 515,575 Seasoned Credit Risk Transfer Trust,
3.00%, 05/25/57 (d) $ 532,171
740,967 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 800,553
445,249 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (c) 458,692
1,224,544 Seasoned Credit Risk Transfer Trust,
3.50%, 03/25/58 1,271,343
746,873 Seasoned Credit Risk Transfer Trust,
2.50%, 08/25/59 761,745
1,010,827 Seasoned Credit Risk Transfer Trust,
2.50%, 11/25/59 1,036,337
740,509 Seasoned Credit Risk Transfer Trust,
2.00%, 05/25/60 746,312
455,040 Seasoned Credit Risk Transfer Trust,
3.25%, 07/25/56 (d) 470,354
1,039,678 Seasoned Loans Structured Transaction
Trust, 2.00%, 07/25/30 1,046,806
640,729 Seasoned Loans Structured Transaction
Trust, 2.00%, 09/25/30 643,536
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,587,418
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 522,049
19,804,169
Federal National Mortgage Association - 9.7%
2,520 Federal National Mortgage Association
#679256, 7.50%, 08/01/22 2,527
105,646 Federal National Mortgage Association
#725705, 5.00%, 08/01/34 119,286
79,123 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 87,088
8,545 Federal National Mortgage Association
#933279, 5.50%, 08/01/37 9,373
8,442 Federal National Mortgage Association
#AA5564, 4.00%, 06/01/24 8,858
78,163 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 86,466
440,868 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 465,820
15,171 Federal National Mortgage Association
#AC0559, 4.00%, 10/01/24 15,922
177,832 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 198,755
31,632 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 36,667
376,923 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 413,986
117,043 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 128,668
487,876 Federal National Mortgage Association
#AL9970, 3.42%, 02/01/27 (c) 510,724
Principal
Amount
Security
Description Value
$ 2,071,637 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 $ 2,232,330
1,263,640 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,411,371
384,424 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 421,550
555,993 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 616,176
776,346 Federal National Mortgage Association
#AS3909, 4.00%, 11/01/44 850,843
400,050 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 417,017
729,456 Federal National Mortgage Association
#AS6994, 4.00%, 04/01/46 787,086
637,822 Federal National Mortgage Association
#BH9216, 4.00%, 01/01/48 692,510
470,424 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 492,927
480,438 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 516,841
199,996 Federal National Mortgage Association
#MA3384, 4.00%, 06/01/48 213,308
2,817 Federal National Mortgage Association
Interest Only, 0.67%, 02/25/22 (c) 0
906,344 Federal National Mortgage Association
Interest Only, 0.73%, 07/25/22 (c) 992
516,239 Federal National Mortgage Association
Interest Only, 2.65%, 01/25/39 (c) 16,136
1,975,000 Federal National Mortgage Association
Interest Only #AM7762, 3.49%,
01/01/35 2,133,997
689,971 Federal National Mortgage Association
REMIC, 3.50%, 12/25/37 698,063
1,240,402 Federal National Mortgage Association
REMIC, 2.50%, 01/25/51 1,301,040
553,116 Federal National Mortgage Association
REMIC, 4.01%, 04/25/29 (c) 597,560
112,859 Federal National Mortgage Association
REMIC, 3.50%, 05/25/41 116,554
210,942 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 220,725
119,517 Federal National Mortgage Association
REMIC, 5.00%, 02/25/32 131,753
305,808 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 311,942
343,122 Federal National Mortgage Association
REMIC, 3.00%, 08/25/43 349,303
604,338 Federal National Mortgage Association
REMIC, 3.00%, 08/25/45 620,695
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 1,031,447

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
INCOME FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 920,953 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 $ 920,588
19,186,894
Government National Mortgage Association - 1.4%
528,910 Government National Mortgage
Association, 2.85%, 04/16/50 536,937
472,611 Government National Mortgage
Association, 3.50%, 01/20/69 (c) 492,662
528,629 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 562,729
1,088,834 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 1,196,073
2,788,401
Total Government & Agency Obligations (Cost
$60,812,598) 64,386,401
Shares
Security
Description Value
Short-Term Investments - 1.2%
Investment Company - 1.2%
2,414,672 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (g) 2,414,672
Total Short-Term Investments (Cost $2,414,672) 2,414,672
Investments, at value - 99.5% (Cost $188,993,613) 195,875,675
Other assets in excess of liabilities - 0.5% 948,444
NET ASSETS - 100.0% $ 196,824,119
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
December 31, 2021, the aggregate value of these liquid securities were
$60,527,763 or 30.7% of net assets.
(b) Floating rate security. Rate presented is as of December 31, 2021.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2021.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2021.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.
ABS Asset Backed Security
FHLMC Federal Home Loan Mortgage Corporation
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 99.9%
GOVERNMENT SECURITIES - 98.6%
Municipals - 98.6%
Nebraska - 97.2%
$ 250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 $ 293,042
300,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/26 344,726
300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 310,514
400,000 Butler Public Power District, Nebraska
RB, 0.75%, 08/15/27 391,449
210,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.30%,
10/15/23 210,183
185,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.40%,
10/15/24 185,191
175,000 Cass County Sanitary & Improvement
District No. 9, Nebraska GO, 2.90%,
05/15/22 176,063
250,000 City of Beatrice NE, Nebraska GO,
1.70%, 12/15/23 254,929
350,000 City of Bellevue NE, Nebraska GO,
2.00%, 09/15/30 362,742
215,000 City of Blair NE, Nebraska GO, 2.15%,
09/15/23 216,175
220,000 City of Blair NE, Nebraska GO, 2.30%,
09/15/24 221,232
55,000 City of Chadron NE, Nebraska GO,
0.60%, 12/15/26 53,970
120,000 City of Chadron NE, Nebraska GO,
0.70%, 12/15/27 116,948
325,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 4.00%, 06/15/32 393,094
650,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 5.00%, 06/15/29 818,028
80,000 City of Columbus NE Sales Tax
Revenue, Nebraska RB, 5.00%,
09/15/23 86,036
345,000 City of Fremont NE Combined Utility
System Revenue, Nebraska RB,
3.00%, 10/15/25 346,305
150,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/31 180,775
430,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/34 512,758
Principal
Amount
Security
Description Value
$ 400,000 City of Kearney NE, Nebraska RB,
1.25%, 12/15/27 $ 397,278
375,000 City of La Vista NE, Nebraska COP,
3.00%, 12/15/25 389,789
235,000 City of La Vista NE, Nebraska GO,
3.00%, 09/01/27 244,562
480,000 City of Lincoln NE, Nebraska RB,
4.00%, 08/15/26 490,971
375,000 City of Lincoln NE, Nebraska RB,
3.55%, 04/01/27 378,033
400,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/30 522,272
250,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 3.13%,
09/01/30 254,900
110,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/28 113,528
55,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/28 56,708
350,000 City of Norfolk NE, Nebraska GO,
0.65%, 05/15/24 350,030
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 378,243
450,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/31 539,583
200,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/32 225,754
400,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/33 494,673
400,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/34 454,776
500,000 City of Omaha NE, Nebraska GO,
5.00%, 01/15/29 603,287
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 680,354
200,000 City of Omaha NE, Nebraska GO,
5.00%, 05/01/33 230,108
470,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/22 475,137
190,000 City of Omaha NE, Nebraska RB,
5.00%, 02/01/26 190,695
355,000 City of Omaha NE, Nebraska Special
Tax Bond, 5.00%, 01/15/28 429,363
200,000 City of Omaha NE Sewer Revenue,
Nebraska RB, 5.00%, 04/01/24 220,531
200,000 City of Omaha NE Sewer Revenue,
Nebraska RB, 4.00%, 04/01/29 242,196
350,000 City of Papillion NE, Nebraska GO,
3.00%, 09/15/26 363,271

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 410,000 City of Papillion NE, Nebraska GO,
3.00%, 09/15/27 $ 425,546
250,000 City of Papillion NE Water Revenue,
Nebraska RB, 3.00%, 12/15/27 269,624
375,000 County of Butler NE, Nebraska GO,
2.10%, 01/15/26 384,678
285,000 County of Cherry NE, Nebraska GO,
3.00%, 12/15/25 304,925
435,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/36 525,433
245,000 County of Douglas NE, Nebraska RB,
3.00%, 09/01/27 271,006
125,000 County of Jefferson NE, Nebraska GO,
2.00%, 12/01/25 130,382
325,000 County of Saline NE, Nebraska RB,
3.00%, 02/15/30 347,392
200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 199,946
265,000 Cuming County Public Power District
Operation Round-Up Fund, Nebraska
RB, 1.50%, 12/15/25 269,418
260,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/27 317,453
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,303,105
200,000 Douglas County Hospital Authority No.
2, Nebraska RB, 3.00%, 05/15/24 210,882
220,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 05/15/26 260,723
750,000 Douglas County Public Facilities Corp.,
Nebraska RB, 2.00%, 05/01/24 750,868
200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 202,413
580,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 580,733
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 260,324
100,000 Douglas County Sanitary &
Improvement District No. 490,
Nebraska GO, 2.70%, 08/15/28 102,219
280,000 Douglas County Sanitary &
Improvement District No. 491,
Nebraska GO, 1.90%, 09/15/28 273,408
215,000 Douglas County Sanitary &
Improvement District No. 521,
Nebraska GO, 2.20%, 02/15/25 220,204
85,000 Douglas County Sanitary &
Improvement District No. 549,
Nebraska GO, 3.10%, 05/15/30 85,041
Principal
Amount
Security
Description Value
$ 100,000 Douglas County Sanitary &
Improvement District No. 549,
Nebraska GO, 3.05%, 05/15/29 $ 100,048
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 799,922
750,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 806,171
300,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/28 322,623
250,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/32 307,344
665,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/34 755,747
830,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/35 917,927
300,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/28 381,887
350,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/29 446,327
370,000 Fremont School District, Nebraska GO,
5.00%, 12/15/29 472,926
65,000 Grand Island Electric Department,
Nebraska RB, 5.00%, 08/15/27 70,788
265,000 Grand Island Public Schools, Nebraska
GO, 5.00%, 12/15/39 300,414
730,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 876,370
125,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/32 148,829
400,000 Gretna Public Schools, Nebraska GO,
3.00%, 12/15/32 462,099
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 580,064
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 828,583
760,000 Gretna Public Schools, Nebraska GO,
4.00%, 12/15/24 838,070
265,000 Gretna Public Schools, Nebraska GO,
4.00%, 12/15/25 300,191
300,000 Kearney School District, Nebraska GO,
2.00%, 12/15/25 314,085
550,000 Lancaster County Correctional Facility
Joint Public Agency, Nebraska GO,
5.00%, 12/01/27 685,766
500,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/31 580,173
765,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/26 858,576
370,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/34 380,061

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 320,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/28 $ 330,933
200,000 Lincoln Airport Authority, Nebraska
RB, 5.00%, 07/01/31 263,339
475,000 Lincoln Airport Authority, Nebraska
RB, 4.00%, 07/01/27 554,823
500,000 Lincoln-Lancaster County Public
Building Commission, Nebraska RB,
3.00%, 12/01/26 547,172
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 1,033,939
525,000 Metropolitan Community College Area,
Nebraska COP, 3.00%, 03/01/26 569,802
500,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 550,973
1,475,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/30 1,491,522
140,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/31 141,567
210,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/25 221,973
200,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/26 202,243
540,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/27 545,977
500,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
2.00%, 12/15/27 517,782
350,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 1.55%,
03/01/23 353,864
500,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 2.00%,
03/01/24 513,264
400,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/31 528,801
125,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 164,586
200,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/36 232,457
500,000 Nebraska Public Power District,
Nebraska RB, 0.60%, 01/01/51 (a) 501,279
130,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/25 147,271
5,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/26 5,000
370,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/29 370,000
230,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/29 230,000
Principal
Amount
Security
Description Value
$ 1,050,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 $ 1,050,000
540,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/34 540,000
700,000 Nebraska State College Facilities Corp.,
Nebraska RB, 5.00%, 07/15/26 830,375
315,000 Nebraska State Colleges, Nebraska RB,
3.00%, 07/01/25 315,696
475,000 Northeast Community College Area,
Nebraska GO, 1.10%, 07/15/27 471,564
325,000 Omaha Public Facilities Corp.,
Nebraska RB, 3.00%, 04/15/31 366,538
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 476,239
600,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 724,694
785,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/27 916,803
525,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 624,403
1,010,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 1,147,941
600,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/31 761,968
270,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/32 342,212
350,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/46 414,624
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 911,186
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 594,931
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 189,736
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 655,373
1,500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 1,635,174
150,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/30 192,004
250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 318,954
400,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/30 492,688
245,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/31 301,641
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 363,164
750,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/29 905,423

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 125,000 Platte County School District No. 1
Columbus Public Schools, Nebraska
GO, 5.00%, 12/15/26 $ 139,185
160,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 160,216
15,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
2.45%, 10/15/22 15,016
60,000 Sarpy County Sanitary & Improvement
District No. 242, Nebraska GO,
3.00%, 03/15/27 60,112
100,000 Sarpy County Sanitary & Improvement
District No. 245, Nebraska GO,
3.45%, 11/15/28 102,355
100,000 Sarpy County Sanitary & Improvement
District No. 291, Nebraska GO,
4.25%, 09/15/38 103,142
60,000 Sarpy County Sanitary & Improvement
District No. 68, Nebraska GO,
2.75%, 12/15/23 60,119
420,000 Sarpy County School District No. 1,
Nebraska GO, 5.00%, 12/15/29 544,921
220,000 Southeast Community College Area,
Nebraska COP, 5.00%, 12/15/25 258,445
225,000 Southeast Community College Area,
Nebraska COP, 5.00%, 12/15/26 272,805
300,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/25 338,084
400,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/26 451,162
300,000 Southern Public Power District,
Nebraska RB, 2.00%, 12/15/26 311,112
500,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/22 512,962
270,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/24 283,736
200,000 University of Nebraska, Nebraska RB,
5.00%, 05/15/24 221,962
100,000 University of Nebraska, Nebraska RB,
5.00%, 05/15/25 115,229
650,000 University of Nebraska, Nebraska RB,
4.00%, 07/01/31 749,018
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 4.00%, 07/15/30 578,263
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 5.00%, 07/15/25 579,659
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 5.00%, 07/15/26 598,053
400,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 07/01/35 443,354
Principal
Amount
Security
Description Value
$ 1,700,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 09/01/28 $ 1,893,705
100,000 Westside Community Schools, Nebraska
GO, 2.30%, 12/01/28 103,854
450,000 York County NE School District No.
12, Nebraska GO, 2.00%, 12/15/25 468,317
69,357,600
North Dakota - 0.7%
500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 527,385
South Dakota - 0.7%
425,000 City of Brandon SD Sales Tax Revenue,
South Dakota RB, 3.00%, 12/01/26 469,122
70,354,107
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.3%
Federal Home Loan Mortgage Corp. - 1.3%
299,787 Federal Home Loan Mortgage Corp.,
2.34%, 01/25/41 (b) 312,529
600,000 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 631,282
943,811
Total Government & Agency Obligations (Cost
$68,707,195) 71,297,918
Shares
Security
Description Value
Short-Term Investments - 0.3%
Investment Company - 0.3%
244,672 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (c) 244,672
Total Short-Term Investments (Cost $244,672) 244,672
Investments, at value - 100.2% (Cost $68,951,867) 71,542,590
Other liabilities in excess of assets - (0.2)% (172,763)
NET ASSETS - 100.0% $ 71,369,827
(a) Adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31,
2021.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
December 31, 2021, the aggregate value of these liquid securities were
$312,529 or 0.4% of net assets.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
BALANCED FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Common Stocks - 64.6%
Communication Services - 6.2%
6,425 Activision Blizzard, Inc. $ 427,455
892 Alphabet, Inc., Class C (a) 2,581,082
10,750 Comcast Corp., Class A 541,048
3,965 Meta Platforms, Inc., Class A (a) 1,333,628
9,050 Verizon Communications, Inc. 470,238
5,353,451
Consumer Discretionary - 7.9%
645 Amazon.com, Inc. (a) 2,150,649
248 Booking Holdings, Inc. (a) 595,009
12,100 Gentex Corp. 421,685
3,920 NIKE, Inc., Class B 653,347
880 O'Reilly Automotive, Inc. (a) 621,482
970 Pool Corp. 549,020
9,100 Rent-A-Center, Inc./TX, Class A 437,164
4,500 Royal Caribbean Cruises, Ltd. (a) 346,050
2,420 The Home Depot, Inc. 1,004,324
6,778,730
Consumer Staples - 3.4%
4,525 Church & Dwight Co., Inc. 463,813
2,450 Constellation Brands, Inc., Class A 614,877
1,230 Costco Wholesale Corp. 698,271
6,430 Lamb Weston Holdings, Inc. 407,533
5,190 Walmart, Inc. 750,941
2,935,435
Energy - 1.5%
1,800 Diamondback Energy, Inc. 194,130
3,250 EOG Resources, Inc. 288,697
8,950 Exxon Mobil Corp. 547,651
3,800 Phillips 66 275,348
1,305,826
Financials - 7.1%
730 BlackRock, Inc. 668,359
7,200 Brown & Brown, Inc. 506,016
2,945 Chubb, Ltd. 569,298
2,005 CME Group, Inc. 458,062
12,100 Equitable Holdings, Inc. 396,759
6,350 First American Financial Corp. 496,760
5,475 JPMorgan Chase & Co. 866,966
14,200 KeyCorp 328,446
5,750 Morgan Stanley 564,420
2,150 The PNC Financial Services Group, Inc. 431,118
7,150 U.S. Bancorp 401,616
8,200 Wells Fargo & Co. 393,436
6,081,256
Health Care - 8.3%
6,500 Abbott Laboratories 914,810
5,950 AMN Healthcare Services, Inc. (a) 727,864
1,160 Biogen, Inc. (a) 278,307
5,200 Edwards Lifesciences Corp. (a) 673,660
3,015 Eli Lilly & Co. 832,804
Shares
Security
Description Value
5,200 Horizon Therapeutics PLC (a) $ 560,352
935 Humana, Inc. 433,709
5,175 Integer Holdings Corp. (a) 442,928
1,804 LHC Group, Inc. (a) 247,563
1,580 Thermo Fisher Scientific, Inc. 1,054,239
3,770 Zoetis, Inc. 919,993
7,086,229
Industrials - 5.8%
4,300 AMETEK, Inc. 632,272
1,400 Cintas Corp. 620,438
19,400 CSX Corp. 729,440
10,250 IAA, Inc. (a) 518,855
5,000 MasTec, Inc. (a) 461,400
8,737 Raytheon Technologies Corp. 751,906
7,300 The Timken Co. 505,817
4,600 Waste Management, Inc. 767,740
4,987,868
Information Technology - 18.3%
1,555 Adobe, Inc. (a) 881,778
23,450 Apple, Inc. 4,164,017
3,005 CDW Corp. 615,364
2,910 Citrix Systems, Inc. 275,257
2,975 CMC Materials, Inc. 570,278
2,385 FleetCor Technologies, Inc. (a) 533,858
2,560 Mastercard, Inc., Class A 919,859
7,850 Microchip Technology, Inc. 683,421
11,265 Microsoft Corp. 3,788,645
6,300 NVIDIA Corp. 1,852,893
1,480 Paycom Software, Inc. (a) 614,481
4,370 QUALCOMM, Inc. 799,142
15,698,993
Materials - 1.8%
5,390 Berry Global Group, Inc. (a) 397,674
4,150 FMC Corp. 456,044
1,845 Linde PLC 639,163
7,000 PureCycle Technologies, Inc. (a) 66,990
1,559,871
Real Estate - 2.2%
1,910 American Tower Corp. REIT 558,675
10,740 First Industrial Realty Trust, Inc. REIT 710,988
3,060 Sun Communities, Inc. REIT 642,508
1,912,171
Utilities - 2.1%
2,800 American Water Works Co., Inc. 528,808
5,025 Atmos Energy Corp. 526,469
8,020 NextEra Energy, Inc. 748,747
1,804,024
Total Common Stocks (Cost $26,546,489) 55,503,854

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
BALANCED FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 7.8%
Asset Backed Securities - 3.6%
$ 155,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46 (b) $ 152,632
187,061 American Homes 4 Rent Trust, 3.68%,
12/17/36 (b) 195,809
50,000 AMSR Trust, 1.63%, 07/17/37 (b) 49,528
112,165 Amur Equipment Finance Receivables
IX, LLC, 0.75%, 11/20/26 (b) 111,654
111,600 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (b)(c) 114,468
239,331 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (b) 237,407
115,741 CF Hippolyta, LLC, 1.53%,
03/15/61 (b) 113,569
130,300 Colony American Finance, Ltd., 1.83%,
03/15/50 (b) 130,077
54,418 Commonbond Student Loan Trust,
3.87%, 02/25/46 (b) 55,764
105,000 DLLMT, LLC, 1.00%, 07/21/25 (b) 104,399
66,449 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (b) 65,773
135,000 FRTKL 2021-SFR1, 1.57%,
09/17/38 (b) 132,155
130,000 Navient Student Loan Trust (USD 1
Month LIBOR + 1.60%), 1.71%,
10/15/31 (b)(d) 132,082
130,000 North Texas Higher Education
Authority, Inc. (USD 1 Month LIBOR
+ 0.57%), 0.67%, 09/25/61 (d) 130,253
72,568 Pawnee Equipment Receivables, 2.29%,
10/15/24 (b) 73,005
80,000 Pawneee Equipment Receivables,
1.10%, 07/15/27 (b) 79,505
56,431 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
0.92%, 12/24/33 (b)(d) 55,994
120,000 Progress Residential Trust, 1.52%,
07/17/38 (b) 117,533
152,020 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 1.77%,
07/25/22 (d) 153,753
90,861 SMB Private Education Loan Trust,
2.70%, 05/15/31 (b) 92,034
251,255 SoFi Professional Loan Program Trust,
1.14%, 02/15/47 (b) 246,848
145,750 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (b) 151,009
70,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (b) 68,822
Principal
Amount
Security
Description Value
$ 138,948 Tricon American Homes Trust, 1.48%,
11/17/39 (b) $ 134,073
180,000 Vantage Data Centers, LLC, 1.65%,
09/15/45 (b) 175,931
3,074,077
Non-Agency Commercial Mortgage Backed Securities - 3.1%
375,000 American Tower Trust I, 3.07%,
03/15/23 (b) 375,307
150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.53%, 03/10/37 (b)(c) 155,778
190,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 195,211
160,000 BX Trust (USD 1 Month LIBOR +
0.95%), 1.06%, 09/15/36 (b)(d) 159,008
125,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 136,774
175,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 179,495
185,000 Goldman Sachs Mortgage Securities
Trust (USD 1 Month LIBOR +
0.89%), 0.99%, 11/15/36 (b)(d) 184,435
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (b) 213,159
209,527 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (b) 213,223
167,025 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (b) 165,129
145,000 KNDR 2021-KIND A (USD 1
Month LIBOR + 0.95%), 1.06%,
08/15/38 (b)(d) 144,455
75,000 SREIT Trust (USD 1 Month LIBOR +
0.58%), 0.69%, 07/15/36 (b)(d) 74,104
97,206 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (b)(c) 96,041
75,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 81,878
150,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 158,464
139,765 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51 (b)(c) 136,820
2,669,281
Non-Agency Residential Mortgage Backed Securities - 1.1%
55,370 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 0.97%, 12/25/33 (b)(d) 54,218
176,348 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (b)(c) 167,506
97,197 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (b)(c) 97,598

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
BALANCED FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 98,798 Cascade Funding Mortgage Trust, LLC,
0.80%, 02/25/31 (b)(c) $ 98,620
65,400 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (b)(c) 67,342
17,712 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (b)(c) 18,051
126,618 Credit Suisse Mortgage Trust, 3.25%,
04/25/47 (b)(c) 130,472
94,202 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 92,988
53,202 Freddie Mac Whole Loan Securities,
3.65%, 09/25/45 (c) 53,567
34,626 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (b)(c) 36,125
181,119 Towd Point Mortgage Trust, 2.25%,
11/25/61 (b)(c) 183,337
999,824
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $6,755,195) 6,743,182
Corporate Bonds - 12.0%
Communication Services - 0.9%
348,000 AT&T, Inc., 4.30%, 02/15/30 391,671
317,000 Verizon Communications, Inc., 4.33%,
09/21/28 360,098
751,769
Consumer Discretionary - 1.6%
140,000 Dollar General Corp., 3.50%, 04/03/30 151,290
166,000 Dollar General Corp., 3.25%, 04/15/23 170,011
100,000 Hanesbrands, Inc., 4.63%, 05/15/24 (b) 104,714
265,000 McDonald's Corp., 2.13%, 03/01/30 263,778
50,000 Newell Brands, Inc., 4.70%, 04/01/26 54,513
50,000 Starbucks Corp., 2.00%, 03/12/27 50,575
265,000 The Walt Disney Co., 2.65%, 01/13/31 275,660
215,000 Whirlpool Corp., 4.70%, 06/01/22 218,258
1,288,799
Consumer Staples - 0.4%
175,000 Church & Dwight Co., Inc., 2.88%,
10/01/22 177,846
165,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (b) 175,082
352,928
Financials - 4.2%
250,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (c) 267,338
326,000 CBRE Services, Inc., 2.50%, 04/01/31 327,877
240,000 Citigroup, Inc., 3.89%, 01/10/28 (c) 260,201
270,000 CME Group, Inc., 3.00%, 03/15/25 283,432
270,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 267,104
305,000 JPMorgan Chase & Co., 1.05%,
11/19/26 (c) 297,133
Principal
Amount
Security
Description Value
$ 130,000 JPMorgan Chase & Co., 3.25%,
09/23/22 $ 132,608
110,000 KeyCorp, MTN, 2.25%, 04/06/27 111,801
120,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (b) 126,163
255,000 Morgan Stanley, GMTN, 3.77%,
01/24/29 (c) 277,485
70,000 Morgan Stanley, GMTN, 3.75%,
02/25/23 72,400
130,000 Regions Financial Corp., 1.80%,
08/12/28 127,169
220,000 The Charles Schwab Corp., 3.85%,
05/21/25 237,053
240,000 The Goldman Sachs Group, Inc.,
3.85%, 01/26/27 257,945
230,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 248,485
270,000 Wells Fargo & Co., 3.00%, 04/22/26 283,611
3,577,805
Health Care - 0.1%
125,000 Baylor Scott & White Holdings, 1.78%,
11/15/30 120,635
37,000 Becton Dickinson and Co., 3.73%,
12/15/24 39,328
159,963
Industrials - 2.3%
255,000 Agilent Technologies, Inc., 2.10%,
06/04/30 249,633
250,000 BMW Finance NV, 2.85%, 08/14/29 (b) 261,289
300,000 Harman International Industries, Inc.,
4.15%, 05/15/25 322,947
260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 275,134
170,000 TTX Co., 3.60%, 01/15/25 (b) 180,990
175,000 Union Pacific Corp., 3.95%, 09/10/28 196,160
250,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (b) 263,025
285,000 Waste Management, Inc., 1.50%,
03/15/31 268,343
2,017,521
Information Technology - 2.2%
170,000 Applied Materials, Inc., 1.75%,
06/01/30 166,361
235,000 eBay, Inc., 3.60%, 06/05/27 255,514
140,000 NVIDIA Corp., 2.85%, 04/01/30 148,700
200,000 Oracle Corp., 3.40%, 07/08/24 209,090
293,000 QUALCOMM, Inc., 2.15%, 05/20/30 295,522
250,000 Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22 252,812
295,000 TSMC Global, Ltd., 1.38%,
09/28/30 (b) 273,739

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
BALANCED FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 310,000 Xilinx, Inc., 2.38%, 06/01/30 $ 313,947
1,915,685
Materials - 0.3%
209,000 Albemarle Corp., 4.15%, 12/01/24 223,828
Total Corporate Bonds (Cost $10,081,254) 10,288,298
Government & Agency Obligations - 11.5%
GOVERNMENT SECURITIES - 10.6%
Municipals - 0.6%
350,000 California State University, California
RB, 5.45%, 11/01/22 364,539
125,000 Grand Island Public Schools, Nebraska
GO, 1.69%, 12/15/31 120,947
50,000 La Vista Economic Development Fund,
Nebraska RB, 1.64%, 10/15/28 49,514
535,000
Treasury Inflation Index Securities - 0.9%
248,287 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 292,989
500,415 U.S. Treasury Inflation Indexed Note,
0.13%, 01/15/22 (f) 502,073
795,062
U.S. Treasury Securities - 9.1%
1,090,000 U.S. Treasury Note, 1.63%, 11/15/22 1,101,667
625,000 U.S. Treasury Note, 2.75%, 11/15/23 648,608
2,865,000 U.S. Treasury Note, 2.13%, 05/15/25 2,965,611
1,685,000 U.S. Treasury Note, 2.25%, 02/15/27 1,765,103
1,315,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 1,321,781
7,802,770
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.9%
Federal Home Loan Mortgage Corp. - 0.6%
34,201 Federal Home Loan Mortgage Corp.,
3.00%, 07/15/36 34,247
95,494 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (g) 98,035
56,066 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 58,851
39,912 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 40,945
240,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 252,305
484,383
Federal National Mortgage Association - 0.2%
26,938 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 28,370
82,967 Federal National Mortgage Association
REMIC, 4.01%, 04/25/29 (c) 89,634
46,437 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 47,369
165,373
Principal
Amount
Security
Description Value
Government National Mortgage Association - 0.1%
$ 79,980 Government National Mortgage
Association, 3.50%, 01/20/69 (c) $ 83,374
Total Government & Agency Obligations (Cost
$9,606,834) 9,865,962
Shares
Security
Description Value
Short-Term Investments - 3.6%
Investment Company - 3.6%
3,087,194 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (h) 3,087,194
Total Short-Term Investments (Cost $3,087,194) 3,087,194
Investments, at value - 99.5% (Cost $56,076,966) 85,488,490
Other assets in excess of liabilities - 0.5% 426,741
NET ASSETS - 100.0% $ 85,915,231
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
December 31, 2021, the aggregate value of these liquid securities were
$6,945,801 or 8.1% of net assets.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2021.
(d) Floating rate security. Rate presented is as of December 31, 2021.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2021.
(h) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
GROWTH OPPORTUNITIES FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

.
Shares
Security
Description Value
Common Stocks - 96.8%
Communication Services - 2.6%
5,000 IAC/InterActiveCorp (a) $ 653,550
11,600 Spotify Technology SA (a) 2,714,748
4,823 Vimeo, Inc. (a) 86,621
104,600 Zynga, Inc. (a) 669,440
4,124,359
Consumer Discretionary - 14.2%
5,000 Burlington Stores, Inc. (a) 1,457,550
4,300 Domino's Pizza, Inc. 2,426,619
12,900 DR Horton, Inc. 1,399,005
1,800 DraftKings , Inc., Class A (a) 49,446
11,010 Five Below, Inc. (a) 2,277,859
17,400
Floor & Decor Holdings, Inc.,
Class A (a) 2,262,174
14,150 Hilton Worldwide Holdings, Inc. (a) 2,207,258
6,200 Lululemon Athletica , Inc. (a) 2,426,990
4,600 Ollie's Bargain Outlet Holdings, Inc. (a) 235,474
2,450 O'Reilly Automotive, Inc. (a) 1,730,264
22,800 Planet Fitness, Inc., Class A (a) 2,065,224
3,800 Pool Corp. 2,150,800
4,100 Stitch Fix, Inc., Class A (a) 77,572
19,200 YETI Holdings, Inc. (a) 1,590,336
22,356,571
Consumer Staples - 1.0%
8,600 Church & Dwight Co., Inc. 881,500
16,800 The Kroger Co. 760,368
1,641,868
Energy - 1.7%
24,600 Diamondback Energy, Inc. 2,653,110
Financials - 5.3%
59,200 Equitable Holdings, Inc. 1,941,168
12,600 LPL Financial Holdings, Inc. 2,017,134
4,500 MSCI, Inc. 2,757,105
32,200 OneMain Holdings, Inc. 1,611,288
8,326,695
Health Care - 16.5%
7,200 10X Genomics, Inc., Class A (a) 1,072,512
54,400 AdaptHealth Corp. (a) 1,330,624
4,700 Bio- Techne Corp. 2,431,498
22,300 Horizon Therapeutics PLC (a) 2,403,048
4,800 IDEXX Laboratories, Inc. (a) 3,160,608
5,400 Insulet Corp. (a) 1,436,778
35,900 Maravai LifeSciences Holdings, Inc. (a) 1,504,210
7,900 Masimo Corp. (a) 2,312,962
7,800 Quidel Corp. (a) 1,052,922
19,500 Sage Therapeutics, Inc. (a) 829,530
11,600 Seagen , Inc. (a) 1,793,360
14,400 Tandem Diabetes Care, Inc. (a) 2,167,488
Shares
Security
Description Value
2,000 Teladoc Health, Inc. (a) $ 183,640
2,000 Teleflex, Inc. 656,960
3,500 The Cooper Cos., Inc. 1,466,290
8,400 Veeva Systems, Inc., Class A (a) 2,146,032
25,948,462
Industrials - 16.8%
11,700 AMETEK, Inc. 1,720,368
5,200 Cintas Corp. 2,304,484
19,600 CoStar Group, Inc. (a) 1,548,988
9,400 Dover Corp. 1,707,040
21,700 GXO Logistics, Inc. (a) 1,971,011
31,600 IAA, Inc. (a) 1,599,592
16,500 ITT, Inc. 1,686,135
8,150 Old Dominion Freight Line, Inc. 2,920,797
69,000 Plug Power, Inc. (a) 1,947,870
17,100 Quanta Services, Inc. 1,960,686
1,430 TransDigm Group, Inc. (a) 909,880
18,100 TransUnion 2,146,298
19,600 Trex Co., Inc. (a) 2,646,588
18,700 XPO Logistics, Inc. (a) 1,447,941
26,517,678
Information Technology - 34.4%
11,200 Broadridge Financial Solutions, Inc. 2,047,584
7,070 CDW Corp. 1,447,795
6,000 Coupa Software, Inc. (a) 948,300
12,600 DocuSign, Inc. (a) 1,919,106
60,100 Dropbox, Inc., Class A (a) 1,474,854
42,800 Dynatrace , Inc. (a) 2,582,980
5,500 EPAM Systems, Inc. (a) 3,676,475
2,830 Fair Isaac Corp. (a) 1,227,286
3,500 FleetCor Technologies, Inc. (a) 783,440
8,800 Fortinet, Inc. (a) 3,162,720
12,200 LivePerson , Inc. (a) 435,784
31,400 Microchip Technology, Inc. 2,733,684
10,900 MKS Instruments, Inc. 1,898,453
4,900 Monolithic Power Systems, Inc. 2,417,317
8,250 Okta , Inc. (a) 1,849,402
5,300 Palo Alto Networks, Inc. (a) 2,950,828
17,550 Paychex, Inc. 2,395,575
5,400 Paycom Software, Inc. (a) 2,242,026
75,700 Pure Storage, Inc., Class A (a) 2,464,035
8,400 RingCentral, Inc., Class A (a) 1,573,740
35,500 Smartsheet , Inc., Class A (a) 2,749,475
6,570 SolarEdge Technologies, Inc. (a) 1,843,345
13,800 Splunk , Inc. (a) 1,596,936
8,100 Synopsys, Inc. (a) 2,984,850
40,500 Tenable Holdings, Inc. (a) 2,230,335
4,300 Zebra Technologies Corp. (a) 2,559,360
54,195,685

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
GROWTH OPPORTUNITIES FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Materials - 2.5%
21,500 Ball Corp. $ 2,069,805
25,100 Berry Global Group, Inc. (a) 1,851,878
3,921,683
Real Estate - 1.8%
83,500 Opendoor Technologies, Inc. (a) 1,219,935
8,000 Sun Communities, Inc. REIT 1,679,760
2,899,695
Total Common Stocks (Cost $98,640,277) 152,585,806
Shares
Security
Description Value
Exchange Traded Fund - 2.0%
27,500
iShares Russell Mid-Capital Growth
ETF 3,168,550
Total Exchange Traded Fund (Cost $3,034,641) 3,168,550
Short-Term Investments - 1.3%
Investment Company - 1.3%
2,081,459
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (b) 2,081,459
Total Short-Term Investments (Cost $2,081,459) 2,081,459
Investments, at value - 100.1% (Cost $103,756,377) 157,835,815
Other liabilities in excess of assets - (0.1)% (115,419)
NET ASSETS - 100.0% $ 157,720,396
(a) Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.
ETF Exchange Traded Fund
PLC Public Limited Company
REIT Real Estate Investment Trust

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
SMALL/MID CAP FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 99.0%
Communication Services - 2.5%
894 Nexstar Media Group, Inc., Class A $ 134,976
Consumer Discretionary - 11.0%
395 Burlington Stores, Inc. (a) 115,146
1,023 Dorman Products, Inc. (a) 115,609
2,882 G-III Apparel Group, Ltd. (a) 79,659
478 LGI Homes, Inc. (a) 73,841
1,056 Ollie's Bargain Outlet Holdings, Inc. (a) 54,057
612 Tractor Supply Co. 146,023
584,335
Consumer Staples - 4.9%
371 Casey's General Stores, Inc. 73,217
298 Coca-Cola Consolidated, Inc. 184,519
257,736
Energy - 2.1%
3,890 CNX Resources Corp. (a) 53,487
309 Pioneer Natural Resources Co. 56,201
109,688
Financials - 14.2%
322 Arthur J Gallagher & Co. 54,634
1,781 Atlantic Union Bankshares Corp. 66,414
843 Cullen/Frost Bankers, Inc. 106,277
73 Markel Corp. (a) 90,082
1,029 Moelis & Co., Class A 64,323
1,083 Selective Insurance Group, Inc. 88,741
1,128 SouthState Corp. 90,364
1,550 Stifel Financial Corp. 109,151
768 UMB Financial Corp. 81,492
751,478
Health Care - 14.0%
749 AMN Healthcare Services, Inc. (a) 91,625
381 ICON PLC (a) 117,996
1,872 Integra LifeSciences Holdings Corp. (a) 125,405
811 LHC Group, Inc. (a) 111,293
529 Omnicell , Inc. (a) 95,453
822 Pacira BioSciences , Inc. (a) 49,460
744 PerkinElmer, Inc. 149,589
740,821
Industrials - 18.2%
309 CACI International, Inc., Class A (a) 83,186
497 Carlisle Cos., Inc. 123,316
948 EnerSys 74,949
717 Fortune Brands Home & Security, Inc. 76,647
599 Forward Air Corp. 72,533
835 Franklin Electric Co., Inc. 78,957
731 ICF International, Inc. 74,964
766 Oshkosh Corp. 86,336
841 Quanta Services, Inc. 96,429
929 Robert Half International, Inc. 103,602
537 Tetra Tech, Inc. 91,183
962,102
Shares
Security
Description Value
Information Technology - 18.1%
497 Ambarella , Inc. (a) $ 100,836
1,002 Blackbaud , Inc. (a) 79,138
1,627 Bottomline Technologies DE, Inc. (a) 91,877
473 Broadridge Financial Solutions, Inc. 86,474
2,818 Cambium Networks Corp. (a) 72,225
731 ExlService Holdings, Inc. (a) 105,827
419 Littelfuse , Inc. 131,851
607 MKS Instruments, Inc. 105,721
779 PTC, Inc. (a) 94,376
645 Qualys , Inc. (a) 88,507
956,832
Materials - 3.8%
537 Balchem Corp. 90,538
1,123 RPM International, Inc. 113,423
203,961
Real Estate - 7.8%
1,843 American Campus Communities, Inc.
REIT 105,585
1,236 Duke Realty Corp. REIT 81,131
3,712 Easterly Government Properties, Inc.
REIT 85,079
236 Jones Lang LaSalle, Inc. (a) 63,564
655 Lamar Advertising Co., Class A REIT 79,452
414,811
Utilities - 2.4%
1,142 IDACORP, Inc. 129,400
Total Common Stocks (Cost $3,552,728) 5,246,140
Shares
Security
Description Value
Short-Term Investments - 1.1%
Investment Company - 1.1%
58,493 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (b) 58,493
Total Short-Term Investments (Cost $58,493) 58,493
Investments, at value - 100.1% (Cost $3,611,221) 5,304,633
Other liabilities in excess of assets - (0.1)% (4,497)
NET ASSETS - 100.0% $ 5,300,136

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
SMALL COMPANY FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Common Stocks - 96.6%
Communication Services - 2.2%
107,974 Nexstar Media Group, Inc., Class A $ 16,301,914
Consumer Discretionary - 11.6%
104,578 Boot Barn Holdings, Inc. (a) 12,868,323
138,600 Dorman Products, Inc. (a) 15,663,186
397,917 G-III Apparel Group, Ltd. (a) 10,998,426
264,756 La-Z-Boy, Inc. 9,613,290
55,738 LGI Homes, Inc. (a) 8,610,406
300,227 Movado Group, Inc. 12,558,496
152,253 Ollie's Bargain Outlet Holdings, Inc. (a) 7,793,831
102,758 Patrick Industries, Inc. 8,291,543
86,397,501
Consumer Staples - 4.3%
38,797 Coca-Cola Consolidated, Inc. 24,022,714
49,926 J & J Snack Foods Corp. 7,886,311
31,909,025
Energy - 2.2%
1,153,660 CNX Resources Corp. (a) 15,862,825
Financials - 15.2%
361,106 Atlantic Union Bankshares Corp. 13,465,643
209,465 Mercantile Bank Corp. 7,337,559
201,045 Moelis & Co., Class A 12,567,323
239,793 Seacoast Banking Corp. of Florida 8,486,274
237,185 Selective Insurance Group, Inc. 19,434,939
191,879 SouthState Corp. 15,371,427
158,049 Stewart Information Services Corp. 12,601,247
95,753 Stifel Financial Corp. 6,742,926
68,778 UMB Financial Corp. 7,298,034
261,552 United Bankshares , Inc. 9,489,106
112,794,478
Health Care - 14.0%
105,888 AMN Healthcare Services, Inc. (a) 12,953,279
338,527 Avanos Medical, Inc. (a) 11,736,731
126,007 Integer Holdings Corp. (a) 10,784,939
247,021 Integra LifeSciences Holdings Corp. (a) 16,547,937
114,755 LHC Group, Inc. (a) 15,747,829
32,564 Medpace Holdings, Inc. (a) 7,087,229
369,891 Natus Medical, Inc. (a) 8,777,513
40,090 Omnicell , Inc. (a) 7,233,839
115,128 Pacira BioSciences , Inc. (a) 6,927,252
211,105 Supernus Pharmaceuticals, Inc. (a) 6,155,822
103,952,370
Industrials - 17.7%
132,117 American Woodmark Corp. (a) 8,614,029
222,356 Barnes Group, Inc. 10,359,566
26,304 CACI International, Inc., Class A (a) 7,081,300
165,277 Comfort Systems USA, Inc. 16,352,506
70,045 CSW Industrials, Inc. 8,465,639
133,086 EnerSys 10,521,779
123,815 Forward Air Corp. 14,992,758
149,927 Franklin Electric Co., Inc. 14,177,097
154,919 ICF International, Inc. 15,886,944
Shares
Security
Description Value
162,669 Kforce , Inc. $ 12,235,962
169,077 Korn Ferry 12,804,201
131,491,781
Information Technology - 15.6%
35,650 Ambarella , Inc. (a) 7,233,029
428,075 Benchmark Electronics, Inc. 11,600,832
135,436 Blackbaud , Inc. (a) 10,696,735
230,926 Bottomline Technologies DE, Inc. (a) 13,040,391
390,819 Cambium Networks Corp. (a) 10,016,691
147,840 Cass Information Systems, Inc. 5,813,069
239,942 CTS Corp. 8,810,670
110,731 Diodes, Inc. (a) 12,159,371
97,244 ExlService Holdings, Inc. (a) 14,078,014
158,877 Onto Innovation, Inc. (a) 16,083,119
45,231 SPS Commerce, Inc. (a) 6,438,633
115,970,554
Materials - 3.5%
90,537 Balchem Corp. 15,264,538
114,680 Kaiser Aluminum Corp. 10,773,039
26,037,577
Real Estate - 6.6%
124,310 Agree Realty Corp. REIT 8,870,762
415,789 Easterly Government Properties, Inc.
REIT 9,529,884
219,972 Getty Realty Corp. REIT 7,058,901
303,356 Marcus & Millichap, Inc. (a) 15,610,700
699,093 Sunstone Hotel Investors, Inc. REIT (a) 8,200,361
49,270,608
Utilities - 3.7%
58,644 Chesapeake Utilities Corp. 8,550,882
114,010 IDACORP, Inc. 12,918,473
123,921 Unitil Corp. 5,699,127
27,168,482
Total Common Stocks (Cost $432,127,416) 717,157,115
Shares
Security
Description Value
Short-Term Investments - 3.3%
Investment Company - 3.3%
24,656,999 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (b) 24,656,999
Total Short-Term Investments (Cost $24,656,999) 24,656,999
Investments, at value - 99.9% (Cost $456,784,415) 741,814,114
Other assets in excess of liabilities - 0.1% 811,859
NET ASSETS - 100.0% $ 742,625,973

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2021 (Unaudited)
SMALL COMPANY FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.
REIT
Real Estate Investment Trust

Notes to Schedules of Portfolio Investments
December 31, 2021
(Unaudited)
Quarterly Report 2021

1. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value
Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”). Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee's own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to:
type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ Adviser, Sub-Adviser, and the Treasurer, who serves on the committee as a non-voting member. The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.
The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.
Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar

Notes to Schedules of Portfolio Investments
December 31, 2021
(Unaudited)
Quarterly Report 2021

securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or ADRs and GDRs for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2021, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 54,966,771 $ – $ 54,966,771
Non-Agency Commercial Mortgage Backed Securities – 37,308,447 – 37,308,447
Non-Agency Residential Mortgage Backed Securities – 26,741,244 – 26,741,244
Corporate Bonds – 67,794,124 – 67,794,124
Government & Agency Obligations – 46,640,982 – 46,640,982
Preferred Stocks 528,000 – – 528,000
Short-Term Investments 2,396,523 – – 2,396,523
Total $ 2,924,523 $ 233,451,568 $ – $ 236,376,091
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 22,606,654 $ – $ 22,606,654
Non-Agency Commercial Mortgage Backed Securities – 18,429,711 – 18,429,711
Non-Agency Residential Mortgage Backed Securities – 22,013,797 – 22,013,797
Corporate Bonds – 66,024,440 – 66,024,440
Government & Agency Obligations – 64,386,401 – 64,386,401
Short-Term Investments 2,414,672 – – 2,414,672
Total $ 2,414,672 $ 193,461,003 $ – $ 195,875,675

Notes to Schedules of Portfolio Investments
December 31, 2021
(Unaudited)
Quarterly Report 2021

* See Schedules of Portfolio Investments for further industry classification.
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 71,297,918 $ – $ 71,297,918
Short-Term Investments 244,672 – – 244,672
Total $ 244,672 $ 71,297,918 $ – $ 71,542,590
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 55,503,854 $ – $ – $ 55,503,854
Asset Backed Securities – 3,074,077 – 3,074,077
Non-Agency Commercial Mortgage Backed Securities – 2,669,281 – 2,669,281
Non-Agency Residential Mortgage Backed Securities – 999,824 – 999,824
Corporate Bonds – 10,288,298 – 10,288,298
Government & Agency Obligations – 9,865,962 – 9,865,962
Short-Term Investments 3,087,194 – – 3,087,194
Total $ 58,591,048 $ 26,897,442 $ – $ 85,488,490
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Growth Opportunities Fund
Common Stocks* $ 152,585,806 $ – $ – $ 152,585,806
Exchange Traded Fund 3,168,550 – – 3,168,550
Short-Term Investments 2,081,459 – – 2,081,459
Total $ 157,835,815 $ – $ – $ 157,835,815
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 5,246,140 $ – $ – $ 5,246,140
Short-Term Investments 58,493 – – 58,493
Total $ 5,304,633 $ – $ – $ 5,304,633
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 717,157,115 $ – $ – $ 717,157,115
Short-Term Investments 24,656,999 – – 24,656,999
Total $ 741,814,114 $ – $ – $ 741,814,114

Notes to Schedules of Portfolio Investments
December 31, 2021
(Unaudited)
Quarterly Report 2021

Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates. Interest only stripped mortgage backed securities
(“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the
Funds upon maturity from an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.